INCOME TAXES	12 Months Ended
Dec. 27, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES

The Company files numerous consolidated and separate income tax returns in the U.S. federal jurisdiction and in many state and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations for years before 2011 and is no longer subject to state and local, or foreign income tax examinations by tax authorities for years before 2010.

The (benefit) provision for income taxes for 2013, 2012 and 2011, is as follows (in thousands):

	Successor		Predecessor
	For the fiscal year ended December 27, 2013	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011
Current:
Federal	$7,973	$(15,232)	$3,150	$13,816
State	507	2,656	383	2,042
Foreign	52	78	176	262
	8,532	(12,498)	3,709	16,120
Deferred:
Federal	(14,243)	4,744	6,842	6,435
State	(5,287)	(2,749)	833	1,323
Foreign	151	—	—	(41)
	(19,379)	1,995	7,675	7,717
	$(10,847)	$(10,503)	$11,384	$23,837

As of December 27, 2013, the approximate amount of earnings of foreign subsidiaries that the Company considers permanently reinvested and for which deferred taxes have not been provided was $14.8 million. Because of the availability of U.S. foreign tax credits, it is not practicable to determine the U.S. federal income tax impact if such earnings were not permanently reinvested.

The Company no longer has foreign tax credits that may be used to offset future foreign source income taxable in the United States.

The components of (loss) income before income taxes for 2013, 2012 and 2011 were as follows (in thousands):

	Successor		Predecessor
	For the fiscal year ended December 27, 2013	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011
United States	$(17,312)	$(39,202)	$23,581	$60,863
Foreign	125	255	627	648
Total	$(17,187)	$(38,947)	$24,208	$61,511

The reconciliation of the provision for income taxes at the federal statutory tax rate to the provision for income taxes for 2013, 2012 and 2011 is as follows:

	Successor		Predecessor
	For the fiscal year ended December 27, 2013	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011
Federal statutory tax rate	35.00%	35.00%	35.00%	35.00%
Provision to return true ups	29.33	3.19	0.93	(0.63)
State and local income taxes, net of Federal benefit	0.65	(0.56)	4.92	4.04
Foreign income taxes	(0.04)	0.03	(0.18)	(0.01)
Merger related expenses	(0.14)	(10.38)	5.73	—
Nondeductible expenses and other	(1.69)	(0.31)	0.63	0.35
	63.11%	26.97%	47.03%	38.75%

Deferred income taxes result primarily from temporary differences in the recognition of certain expenses for financial and income tax reporting purposes. The components of the Company's deferred tax assets and liabilities as of December 27, 2013 and December 28, 2012 consist of the following (in thousands):

	Successor
	December 27, 2013	December 28, 2012
Deferred tax assets:
Litigation related accrual	$8,057	$—
Inventories	7,515	7,316
Share-based compensation	6,482	4,362
Net operating loss and tax credit carryforwards	2,361	2,720
Accrued workers compensation	2,273	2,137
Accrued bonus	1,615	1,645
Accrued vacation	1,407	1,280
Allowance for doubtful accounts	1,338	873
Lease incentive obligation	1,208	1,531
Deferred rent	554	128
Other	605	819
Total deferred tax assets	33,415	22,811
Deferred tax liabilities:
Intangibles	(149,114)	(158,346)
Depreciation	(10,263)	(11,668)
Other	(4,443)	(2,660)
Total deferred tax liabilities	(163,820)	(172,674)
Net deferred tax liabilities	$(130,405)	$(149,863)

At December 27, 2013, the Company had $2.4 million of state operating loss carryforwards related primarily to the Merger transaction that will expire at various dates through 2023.
Unrecognized Tax Benefits

In accordance with US GAAP, the Company will recognize the impact of a tax position if a position is "more likely than not" to prevail.

A reconciliation of the beginning and ending unrecognized tax benefits for the fiscal year ended December 27, 2013 and for the period from September 8, 2012 through December 28, 2012 is as follows (in thousands):

	Successor
	For the fiscal year ended December 27, 2013	For the period September 8, 2012 through December 28, 2012
Balance at beginning of period	$1,535	$152
Increases related to prior year tax positions	45	817
Increases related to current year tax positions	52	566
Decreases related to prior year tax positions	(1,383)	—
Balance at end of period	$249	$1,535

There were no material uncertain tax positions as of September 7, 2012 nor December 30, 2011.

The unrecognized tax benefit, if recognized, would not have a material effect on the effective tax rate at December 27, 2013.

The Company recognizes potential penalties and interest related to unrecognized tax benefits within its statements of operations as selling, general and administrative expenses and interest expense, respectively. To the extent penalties and interest are not assessed with respect to uncertain tax positions, amounts accrued will be reduced and reflected as a reduction of selling, general and administrative expenses and interest expense, respectively. Interest expense for the year ended December 27, 2013 was not material.
The unrecognized tax benefit with respect to certain of the Company's tax positions may increase or decrease over the next twelve months; however, management does not expect the change, if any, to have a material effect on the Company's financial position or results of operations within the next twelve months.
During 2013, the IRS concluded the examination of the Company's federal income tax return for the fiscal years 2009-2010. The exam resulted in an immaterial adjustment, which is reflected in the above deferred balances. In January 2014, the IRS notified the Company that they will be examining the Company’s federal income tax return for the fiscal year 2012. While the Company is not presently aware of any proposed adjustments, the examination will begin in February 2014 and therefore the Company cannot determine at this time the impact this examination will have on the Company’s financial condition or results of operations.